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
                                                                                                     ------------------------------
                                                                                                             OMB APPROVAL
                                                                                                     ------------------------------
                                                                                                       OMB Number: 3235-006
                                                                                                      Expires: February 28, 1994
                                                           UNITED STATES                              Estimated average burden
                                                SECURITIES AND EXCHANGE COMMISSION                    hours per form .........24.60
                                                      WASHINGTON, D.C. 20549                         ------------------------------



                                                                                                            -----------------------
                                                                                                                 SEC USE ONLY
                                                                                                            -----------------------
                                                              FORM 13F
                                                                                                            -----------------------

                                 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
                            TO SECTION 13 (f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                                   Report for the Calendar Year or Quarter Ended June 30th, 2004.
                                                                                 ----------------

-----------------------------------------------------------------------------------------------------------------------------------
                                          (Please read instructions before preparing form.)
-----------------------------------------------------------------------------------------------------------------------------------

If amended report check here: [ ]
Todd Investment Advisors,  Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Name of Institutional Investment Manager
101 South Fifth Street, Suite 3160                              Louisville,                KY               40202
-----------------------------------------------------------------------------------------------------------------------------------
Business Address                         (Street)                  (City)                (State)            (Zip)
Bosworth M. Todd        (502) 585-3121          Chairman
-----------------------------------------------------------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                                              ATTENTION
-----------------------------------------------------------------------------------------------------------------------------------
                       INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                                              SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
-----------------------------------------------------------------------------------------------------------------------------------

   The institutional investment manager submitting this Form and its attachments and the person whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and  the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Louisville and State of Kentucky on the 16th day of July, 2004.

                                                                   TODD INVESTMENT ADVISORS,  INC.
                                                                   ----------------------------------------------------------------
                                                                             (Name of Institutional Investment Manager)


                                                                              Bosworth M. Todd
                                                                   ----------------------------------------------------------------
                                                                             (Manual Signature of Person Duly Authorized
                                                                                        to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):  (List is alphabetical order).

13F File Numbers will be assigned to Institutional Investment Manager after they file their first report.

Name:                                             13f file No.:     Name:                                       13f file No.:
-----------------------------------  -----------------------------  ---------------------------------  -----------------------------
1.  Todd Investment Advisors, Inc.                28-834            6.
-----------------------------------  -----------------------------  ---------------------------------  -----------------------------
2.                                                                  7.
-----------------------------------  -----------------------------  ---------------------------------  -----------------------------
3.                                                                  8.
-----------------------------------  -----------------------------  ---------------------------------  -----------------------------
4.                                                                  9.
-----------------------------------  -----------------------------  ---------------------------------  -----------------------------
5.                                                                  10.
-----------------------------------  -----------------------------  ---------------------------------  -----------------------------

FORM 13F SUMMARY PAGE


REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS:                                         0
FORM 13F INFORMATION TABLE ENTRY TOTAL:                                  126
FORM 13F INFORMATION TABLE VALUE TOTAL:                              2186084


LIST OF OTHER INCLUDED MANAGERS:
NO.                                       13F FILE NUMBER            NAME

Page 1 of 8

                                                              FORM 13F                                   (SEC USE ONLY)
                                        Name of Reporting Manager Todd Investment Advisors

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Item 8:
                                                                          Item 6:                        Voting Authority
                          Item 2:             Item 4:    Item 5:    Investment Discretion                        (Shares)
         Item 1:          Title      Item 3:   Fair     Shares of -------------------------   Item 7:   ---------------------------
    Name of Issuer         of        CUSIP    Market    Principal  (a)  (b) Shared-   (c)    Managers     (a)       (b)      (c)
                          Class      Number    Value     Amount   Sole  As Defined  Shared-  See Inst.    Sole    Shared    None
                                                                        in Inst. V   Other      V
-----------------------------------------------------------------------------------------------------------------------------------
3M CO                     COMMON   88579Y101   2,687     29,849                                           23,395           6,454

ABBOTT LABS               COMMON   002824100   1,440     35,337                                           12,755          22,582

AEGON N V                 COMMON   007924103     164     13,520                                                0          13,520

AGILENT TECHNOLOGIES INC  COMMON   00846U101   8,003    273,335                                                0         273,335

ALCOA INC                 COMMON   013817101     495     15,000                                           15,000               0

ALLERGAN INC              COMMON   018490102     224      2,500                                                0           2,500

ALTRIA GROUP INC          COMMON   02209S103  40,273    804,649                                          269,769         534,880

AMERICAN EXPRESS CO       COMMON   025816109   1,152     22,414                                           22,414               0

AMERICAN INTL GROUP INC   COMMON   026874107  12,794    179,491                                           29,817         149,674

ANHEUSER BUSCH COS INC    COMMON   035229103  23,383    433,020                                          216,705         216,315

ANTHEM INC                COMMON   03674B104  55,883    623,978                                          252,823         371,155

APPLIED MATLS INC         COMMON   038222105  13,128    669,108                                          340,868         328,240

ARCHSTONE SMITH TR        COMMON   039583109   4,997    170,370                                          149,520          20,850

ASHLAND INC               COMMON   044204105     267      5,052                                            5,052               0

AVON PRODS INC            COMMON   054303102     987     21,400                                            3,000          18,400

BANK OF AMERICA CORP      COMMON   060505104  77,095    911,072                                          312,955         598,117

                                             242,972


Page 2 of 8

                                                              FORM 13F                                   (SEC USE ONLY)
                                          Name of Reporting Manager Todd Investment Advisors

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Item 8:
                                                                          Item 6:                        Voting Authority
                          Item 2:             Item 4:    Item 5:    Investment Discretion                        (Shares)
         Item 1:          Title      Item 3:   Fair     Shares of -------------------------   Item 7:   ---------------------------
    Name of Issuer         of        CUSIP    Market    Principal  (a)  (b) Shared-   (c)    Managers     (a)       (b)      (c)
                          Class      Number    Value     Amount   Sole  As Defined  Shared-  See Inst.    Sole    Shared    None
                                                                        in Inst. V   Other      V
-----------------------------------------------------------------------------------------------------------------------------------

BANK ONE CORP             COMMON   06423A103   1,320     25,877                                           13,404          12,473
BELLSOUTH CORP            COMMON   079860102   1,146     43,690                                           14,790          28,900

BEST BUY INC              COMMON   086516101  56,394  1,111,437                                          382,697         728,740

BLOCK H & R INC           COMMON   093671105  27,437    575,437                                          254,367         321,070

BOEING CO                 COMMON   097023105   1,221     23,900                                           23,900               0

BP PLC                    COMMON   055622104  43,816    817,918                                          395,052         422,866

BRISTOL MYERS SQUIBB CO   COMMON   110122108  21,046    859,027                                          313,428         545,599

BROWN FORMAN CL B         COMMON   115637209     531     11,000                                            1,600           9,400

BURLINGTON RES INC        COMMON   122014103   1,142     31,570                                           31,570               0

CAPITAL ONE FINL CORP     COMMON   14040H105  10,531    154,000                                                0         154,000

CARDINAL HEALTH INC       COMMON   14149Y108  29,869    426,402                                          198,765         227,637

CATERPILLAR INC DEL       COMMON   149123101   1,581     19,900                                           19,900               0

CHEVRONTEXACO CORP        COMMON   166764100  33,471    355,658                                          151,421         204,237

CINCINNATI FINL CORP      COMMON   172062101     398      9,135                                              210           8,925

CISCO SYS INC             COMMON   17275R102  43,445  1,833,103                                          720,818       1,112,285

CITIGROUP INC             COMMON   172967101  66,832  1,437,257                                          475,448         961,809

                                             340,180


Page 3 of 8

                                                              FORM 13F                                   (SEC USE ONLY)
                                          Name of Reporting Manager Todd Investment Advisors

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Item 8:
                                                                          Item 6:                        Voting Authority
                          Item 2:             Item 4:    Item 5:    Investment Discretion                        (Shares)
         Item 1:          Title      Item 3:   Fair     Shares of -------------------------   Item 7:   ---------------------------
    Name of Issuer         of        CUSIP    Market    Principal  (a)  (b) Shared-   (c)    Managers     (a)       (b)      (c)
                          Class      Number    Value     Amount   Sole  As Defined  Shared-  See Inst.    Sole    Shared    None
                                                                        in Inst. V   Other      V
-----------------------------------------------------------------------------------------------------------------------------------
COCA COLA CO              COMMON   191216100   9,888    195,881                                           29,865         166,016

COLGATE PALMOLIVE CO      COMMON   194162103     292      5,000                                                0           5,000

COMPUTER ASSOC INTL INC   COMMON   204912109   9,421    335,750                                                0         335,750

COMPUTER SCIENCES CORP    COMMON   205363104  37,068    798,370                                          287,895         510,475

CONOCOPHILLIPS            COMMON   20825C104  71,119    932,221                                          278,130         654,091

DISNEY WALT CO            COMMON   254687106     979     38,400                                           30,800           7,600

DOMINION RES INC VA NEW   COMMON   25746U109  42,633    675,849                                          217,834         458,015

DOVER CORP                COMMON   260003108     782     18,580                                           10,180           8,400

DOW CHEM CO               COMMON   260543103  24,612    604,718                                          270,991         333,727

DU PONT E I DE NEMOURS &  COMMON   263534109   1,197     26,942                                           23,000           3,942

DUKE ENERGY CORP          COMMON   264399106  10,794    532,000                                                0         532,000

DUKE REALTY CORP          COMMON   264411505   4,572    143,720                                          111,310          32,410

EMERSON ELEC CO           COMMON   291011104  40,133    631,513                                          185,218         446,295

ENGELHARD CORP            COMMON   292845104   8,888    275,100                                            1,500         273,600

EQUITY OFFICE PROPERTIES  COMMON   294741103   4,840    177,948                                          157,191          20,757

EQUITY RESIDENTIAL        COMMON   29476L107   4,039    135,857                                          123,297          12,560

                                             271,257


Page 4 of 8

                                                              FORM 13F                                   (SEC USE ONLY)
                                          Name of Reporting Manager Todd Investment Advisors

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Item 8:
                                                                          Item 6:                        Voting Authority
                          Item 2:             Item 4:    Item 5:    Investment Discretion                        (Shares)
         Item 1:          Title      Item 3:   Fair     Shares of -------------------------   Item 7:   ---------------------------
    Name of Issuer         of        CUSIP    Market    Principal  (a)  (b) Shared-   (c)    Managers     (a)       (b)      (c)
                          Class      Number    Value     Amount   Sole  As Defined  Shared-  See Inst.    Sole    Shared    None
                                                                        in Inst. V   Other      V
-----------------------------------------------------------------------------------------------------------------------------------

EXXON MOBIL CORP          COMMON   30231G102   6,644    149,606                                           51,938          97,668

FEDERAL REALTY INVT TR    COMMON   313747206   6,862    165,000                                                0         165,000

FIRST DATA CORP           COMMON   319963104  40,667    913,464                                          300,062         613,402

FIRST INDUSTRIAL REALTY   COMMON   32054K103   4,687    127,090                                          109,190          17,900

FLEXTRONICS INTL LTD      COMMON   Y2573F102   3,390    212,533                                          186,145          26,388

FORD MTR CO DEL           COMMON   345370860   6,981    446,050                                           32,575         413,475

GANNETT INC               COMMON   364730101  17,910    211,075                                               75         211,000

GENERAL ELEC CO           COMMON   369604103  68,191  2,104,657                                          693,320       1,411,337

GENERAL MTRS CORP         COMMON   370442105     683     14,660                                           14,660               0

HEINZ H J CO              COMMON   423074103  11,424    291,440                                            3,690         287,750

HEWLETT PACKARD CO        COMMON   428236103  21,590  1,023,230                                           45,305         977,925

HILLENBRAND INDS INC      COMMON   431573104     218      3,612                                              500           3,112

HOME DEPOT INC            COMMON   437076102  32,855    933,388                                          354,453         578,935

HONDA MOTOR LTD           COMMON   438128308   7,133    293,315                                          274,170          19,145

HONEYWELL INTL INC        COMMON   438516106   2,030     55,412                                           37,882          17,530

HSBC HLDGS PLC            COMMON   404280406  10,019    133,750                                                0         133,750

                                             241,284


Page 5 of 8

                                                              FORM 13F                                   (SEC USE ONLY)
                                          Name of Reporting Manager Todd Investment Advisors

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Item 8:
                                                                          Item 6:                        Voting Authority
                          Item 2:             Item 4:    Item 5:    Investment Discretion                        (Shares)
         Item 1:          Title      Item 3:   Fair     Shares of -------------------------   Item 7:   ---------------------------
    Name of Issuer         of        CUSIP    Market    Principal  (a)  (b) Shared-   (c)    Managers     (a)       (b)      (c)
                          Class      Number    Value     Amount   Sole  As Defined  Shared-  See Inst.    Sole    Shared    None
                                                                        in Inst. V   Other      V
-----------------------------------------------------------------------------------------------------------------------------------

INTEL CORP                COMMON   458140100   1,130     40,940                                           30,200          10,740

INTERNATIONAL BUSINESS M  COMMON   459200101   2,557     29,008                                           20,280           8,728

INTL PAPER CO             COMMON   460146103   6,936    155,164                                              164         155,000

J P MORGAN CHASE & CO     COMMON   46625H100  24,085    621,215                                           15,065         606,150

JEFFERSON PILOT CORP      COMMON   475070108  12,794    251,858                                           84,658         167,200

JOHNSON & JOHNSON         COMMON   478160104   3,571     64,115                                           28,035          36,080

KENTUCKY BANCSHARES INC   COMMON   491203105     273      8,400                                            8,400               0

KERR MCGEE CORP           COMMON   492386107  22,482    418,112                                           96,662         321,450

KEYCORP NEW               COMMON   493267108     269      9,000                                                0           9,000

KEYSPAN CORP              COMMON   49337W100  40,565  1,105,309                                          327,529         777,780

KIMBERLY CLARK CORP       COMMON   494368103  80,711  1,225,120                                          363,660         861,460

KOHLS CORP                COMMON   500255104  14,819    350,500                                                0         350,500

LEXMARK INTL CL A         COMMON   529771107   1,081     11,200                                           11,200               0

LILLY ELI & CO            COMMON   532457108     355      5,080                                            5,080               0

LUCENT TECHNOLOGIES INC   COMMON   549463107     115     30,310                                                0          30,310

MACK CALI RLTY CORP       COMMON   554489104   2,524     60,985                                           58,585           2,400

                                             214,267


Page 6 of 8

                                                              FORM 13F                                   (SEC USE ONLY)
                                          Name of Reporting Manager Todd Investment Advisors

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Item 8:
                                                                          Item 6:                        Voting Authority
                          Item 2:             Item 4:    Item 5:    Investment Discretion                        (Shares)
         Item 1:          Title      Item 3:   Fair     Shares of -------------------------   Item 7:   ---------------------------
    Name of Issuer         of        CUSIP    Market    Principal  (a)  (b) Shared-   (c)    Managers     (a)       (b)      (c)
                          Class      Number    Value     Amount   Sole  As Defined  Shared-  See Inst.    Sole    Shared    None
                                                                        in Inst. V   Other      V
-----------------------------------------------------------------------------------------------------------------------------------

MARSH & MCLENNAN COS INC  COMMON   571748102     486     10,710                                            1,055           9,655

MBIA INC                  COMMON   55262C100   8,930    156,331                                           22,669         133,662

MBNA CORP                 COMMON   55262L100  49,779  1,930,175                                          650,228       1,279,947

MCDONALDS CORP            COMMON   580135101  18,531    712,730                                          206,655         506,075

MCKESSON CORP             COMMON   58155Q103  20,802    605,931                                          301,491         304,440

MEDCO HEALTH SOLUTIONS I  COMMON   58405U102   2,715     72,395                                           13,861          58,534

MERCK & CO INC            COMMON   589331107  36,566    769,803                                          278,633         491,170

MGIC INVT CORP WIS        COMMON   552848103  42,266    557,163                                          215,703         341,460

MICROSOFT CORP            COMMON   594918104  91,094  3,189,568                                          922,988       2,266,580

NATIONAL CITY CORP        COMMON   635405103   2,686     76,729                                            7,865          68,864

NORFOLK SOUTHERN CORP     COMMON   655844108     354     13,358                                            3,775           9,583

ORACLE CORP               COMMON   68389X105   4,710    394,767                                          367,662          27,105

PEPSICO INC               COMMON   713448108   2,362     43,835                                           42,535           1,300

PFIZER INC                COMMON   717081103  58,141  1,696,071                                          492,846       1,203,225

PNC FINL SVCS GROUP INC   COMMON   693475105   8,874    167,182                                          150,223          16,959

PROCTER & GAMBLE CO       COMMON   742718109   3,117     57,253                                           28,217          29,036

                                             351,413


Page 7 of 8

                                                              FORM 13F                                   (SEC USE ONLY)
                                          Name of Reporting Manager Todd Investment Advisors

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Item 8:
                                                                          Item 6:                        Voting Authority
                          Item 2:             Item 4:    Item 5:    Investment Discretion                        (Shares)
         Item 1:          Title      Item 3:   Fair     Shares of -------------------------   Item 7:   ---------------------------
    Name of Issuer         of        CUSIP    Market    Principal  (a)  (b) Shared-   (c)    Managers     (a)       (b)      (c)
                          Class      Number    Value     Amount   Sole  As Defined  Shared-  See Inst.    Sole    Shared    None
                                                                        in Inst. V   Other      V
-----------------------------------------------------------------------------------------------------------------------------------

RAYTHEON CO               COMMON   755111507   9,186    256,800                                              100         256,700

REGIONS FINANCIAL CORP N  COMMON   7591EP100  15,972    437,000                                                0         437,000

REYNOLDS R J TOB HLDGS I  COMMON   76182K105     784     11,600                                           11,600               0

ROYAL DUTCH PETE CO       COMMON   780257804  32,493    628,864                                              300         628,564

S Y BANCORP INC           COMMON   785060104     837     35,748                                           35,748               0

SARA LEE CORP             COMMON   803111103     991     43,090                                           10,920          32,170

SBC COMMUNICATIONS INC    COMMON   78387G103  38,071  1,569,954                                          515,179       1,054,775

SCHERING PLOUGH CORP      COMMON   806605101     455     24,640                                            3,140          21,500

SCHLUMBERGER LTD          COMMON   806857108   6,561    103,300                                            2,100         101,200

SHERWIN WILLIAMS CO       COMMON   824348106     249      6,000                                                0           6,000

SIMON PPTY GROUP INC NEW  COMMON   828806109   3,662     71,210                                           57,460          13,750

SOUTHERN CO               COMMON   842587107     417     14,300                                            2,300          12,000

STATE STR CORP            COMMON   857477103     490     10,000                                                0          10,000

SUNGARD DATA SYS INC      COMMON   867363103  20,720    796,940                                          183,340         613,600

TARGET CORP               COMMON   87612E106  75,468  1,776,967                                          488,227       1,288,740

TEE COMM ELECTRS INC      COMMON   87900H100       0     10,000                                                0          10,000

                                             206,356


Page 8 of 8

                                                              FORM 13F                                   (SEC USE ONLY)
                                          Name of Reporting Manager Todd Investment Advisors

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Item 8:
                                                                          Item 6:                        Voting Authority
                          Item 2:             Item 4:    Item 5:    Investment Discretion                        (Shares)
         Item 1:          Title      Item 3:   Fair     Shares of -------------------------   Item 7:   ---------------------------
    Name of Issuer         of        CUSIP    Market    Principal  (a)  (b) Shared-   (c)    Managers     (a)       (b)      (c)
                          Class      Number    Value     Amount   Sole  As Defined  Shared-  See Inst.    Sole    Shared    None
                                                                        in Inst. V   Other      V
-----------------------------------------------------------------------------------------------------------------------------------

UNION PAC CORP            COMMON   907818108  27,334    459,785                                          195,225         264,560

UNITED TECHNOLOGIES CORP  COMMON   913017109  68,398    747,682                                          259,672         488,010

UNITEDHEALTH GROUP INC    COMMON   91324P102  31,250    502,000                                            2,000         500,000

UNOCAL CORP               COMMON   915289102  20,554    540,895                                          151,895         389,000

US BANCORP DEL            COMMON   902973304   1,106     40,138                                           18,275          21,863

UST INC                   COMMON   902911106   2,414     67,056                                           37,006          30,050

VERIZON COMMUNICATIONS    COMMON   92343V104  54,420  1,503,728                                          450,781       1,052,947

WACHOVIA CORP 2ND NEW     COMMON   929903102  45,851  1,030,369                                          219,619         810,750

WAL MART STORES INC       COMMON   931142103   1,882     35,675                                           24,275          11,400

WALGREEN CO               COMMON   931422109     469     12,960                                            3,000           9,960

WELLPOINT HEALTH NETWORK  COMMON   94973H108     644      5,750                                              500           5,250

WELLS FARGO & CO NEW      COMMON   949746101  62,738  1,096,241                                          340,721         755,520

WYETH                     COMMON   983024100     467     12,910                                            2,845          10,065

XCEL ENERGY INC           COMMON   98389B100     828     49,540                                           49,540               0

                                              318355

          COMPANY TOTAL                      2186084